Financial Instruments and Related Risks (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Financial Assets and Liabilities by Categories
(a)	Financial assets and liabilities by categories

At December 31, 2017	Loans and receivables	Available -for-sale	Fair value through profit or loss	Held to maturity/other financial liabilities	Effective hedging instruments	Total
Financial assets
Cash and cash equivalents	$—	$—	$186	$—	$—	$186
Short-term investments	48	—	—	—	—	48
Accounts receivable arising from sales of metal concentrates	—	—	110	—	—	110
Investments in securities	—	178	—	—	—	178
Derivative assets designated as hedging instruments	—	—	—	—	2	2
Derivative assets not designated as hedging instruments	—	—	1	—	—	1
Other current and non-current financial assets	33	—	—	—	—	33

Total financial assets	$81	$178	$297	$—	$2	$558

Financial liabilities
Debt	$—	$—	$—	$(2,483)	$—	$(2,483)
Deferred payment obligation	—	—	—	(182)	—	(182)
Accounts payable and accrued liabilities	—	—	—	(547)	—	(547)
Derivative liabilities not designated as hedging instruments	—	—	(2)	—	—	(2)
Other current and non-current financial liabilities	—	—	—	(257)	—	(257)

Total financial liabilities	$—	$—	$(2)	$(3,469)	$—	$(3,471)

At December 31, 2016	Loans and receivables	Available- for-sale	Fair value through profit or loss	Held to maturity/other financial liabilities	Effective hedging instruments	Total
Financial assets
Cash and cash equivalents	$—	$—	$157	$—	$—	$157
Short-term investments	43	—	—	—	—	43
Accounts receivable arising from sales of metal concentrates	—	—	77	—	—	77
Investments in securities	—	114	—	—	—	114
Derivative assets not designated as hedging instruments	—	—	7	—	—	7
Other current and non-current financial assets	39	—	—	—	—	39

Total financial assets	$82	$114	$241	$—	$—	$437

Financial liabilities
Debt	$—	$—	$—	$(2,510)	$—	$(2,510)
Accounts payable and accrued liabilities	—	—	—	(478)	—	(478)
Derivative liabilities designated as hedging instruments	—	—	(22)	—	—	(22)
Other current and non-current financial liabilities	—	—	—	(259)	—	(259)

Total financial liabilities	$—	$—	$(22)	$(3,247)	$—	$(3,269)

Summary of Net Gain (Loss) on Derivatives Not Designated as Hedging Instrument

The net (loss) gain on derivatives not designated as hedging instruments for the years ended December 31 were comprised of the following:

	2017	2016
Realized losses
Foreign currency, lead and zinc contracts	$—	$(6)
Other	(1)	—

	(1)	(6)

Unrealized (losses) gains
Foreign currency, lead and zinc contracts	(2)	—
Other	—	9

	(2)	9

	$(3)	$3

Summary of Unrealized Gains (Losses) on Available-for-Sale Investments Recognized in OCI

The Company’s investments in securities are designated as available-for-sale. The unrealized (losses) gains on available-for-sale investments recognized in OCI for the years ended December 31 were as follows:

	2017	2016
Mark-to-market (losses) gains on available-for-sale securities	$(17)	$86
Deferred income tax expense in OCI	—	(11)

Unrealized (losses) gains on available-for-sale securities, net of tax	(17)	75
Reclassification adjustment for realized gains on disposition of available-for-sale securities recognized in net earnings, net of tax of $1 million (2016 – $11 million)	(15)	(12)

	$(32)	$63

Summary of Fair Value Measurements of Financial Assets and Liabilities Measured at Fair Value

The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the Consolidated Balance Sheets at fair value on a recurring basis were categorized as follows:

	At December 31, 2017		At December 31, 2016
	Level 1	Level 2	Level 1	Level 2
Cash and cash equivalents	$186	$—	$157	$—
Accounts receivable arising from sales of metal concentrates	—	110	—	77
Investments in securities	178	—	114	—
Derivative assets designated as cash flow hedges	—	2	—	—
Derivative assets not designated as cash flow hedges	—	1	—	7
Derivative liabilities designated as cash flow hedges	—	—	—	(22)
Derivative liabilities not designated as cash flow hedges	—	(2)	—	—

Summary of Fair Values of Financial Assets and Liabilities Not Already Measured at Fair Value

At December 31, 2017, the fair values of the Company’s notes payable and deferred payment obligation, as compared to the carrying amounts, were as follows:

	Level	Input		Carrying amount (1)	Fair value
$1.0 billion notes	1	Closing price		$994	$1,087
$1.5 billion notes	1	Closing price		1,507	1,530
Deferred payment obligation	2	4.75	% (2)	182	182

(1)	Includes accrued interest payable.
(2)	Represents the Company’s current rate of borrowing.

Summary of Company's Exposure to Credit Risk

The Company’s maximum exposure to credit risk was as follows:

	At December 31 2017	At December 31 2016
Cash and cash equivalents	$186	$157
Short term investments	48	43
Accounts receivable arising from sales of metal concentrates	110	77
Other current and non-current financial assets	29	8
Current and non-current derivative assets	3	7
Accrued interest receivable (note 20(a))	4	31

	$380	$323

Summary of Remaining Contractual Maturities of Company's Financial Liabilities and Operating and Capital Commitments

The following table summarizes the remaining contractual maturities of the Company’s financial liabilities and operating and capital commitments, shown in contractual undiscounted cashflows:

	At December 31, 2017					At December 31, 2016
	Within 1 year	2 to 3 years	4 to 5 years	Over 5 years	Total	Total
Financial liabilities
Accounts payable and accrued liabilities	$570	$—	$—	$—	$570	$462
Derivative liabilities designated as hedging instruments (note 26(b))	—	—	—	—	—	22
Derivative liabilities not designated as hedging instruments (note 26(b))	2	—	—	—	2	—
Debt repayments (principal portion) (note 24)	500	—	550	1,450	2,500	2,530
Deferred payment obligation (note 7(a))	37	78	67	—	182	—
Other	1	9	2	17	29	23

	1,110	87	619	1,467	3,283	3,037
Other commitments
Capital expenditure commitments (1) (2)	409	347	100	—	856	75
Operating expenditure commitments (2)	218	4	245	152	619	161
Reclamation and closure cost obligations (note 25)	54	54	33	1,432	1,573	1,786
Interest payments on debt (note 23)	71	163	133	546	913	1,006
Minimum rental and lease payments(3)	4	8	8	15	35	35
Other	5	11	—	—	16	81

	761	587	519	2,145	4,012	3,144

	$1,871	$674	$1,138	$3,612	$7,295	$6,181

(1)	Contractual commitments are defined as agreements that are enforceable and legally binding. Certain of the contractual commitments may contain cancellation clauses; however, the Company discloses the contractual maturities of the Company’s operating and capital commitments based on management’s intent to fulfill the contract.
(2)	Includes the capital and operating commitment for the Coffee project.
(3)	Excludes the Company’s minimum finance lease payments (note 24).

Summary of Company's Exposure to Currency Risk

As of December 31, 2017, the Company was primarily exposed to currency risk through the following financial assets and liabilities, income and other taxes receivables (payables) and deferred income tax assets and liabilities denominated in foreign currencies:

	Financial asset and liabilities
	Cash and cash equivalents	Accounts receivable and other current and non-current assets	Accounts payable and accrued liabilities and non-current liabilities	Sales and indirect taxes recoverable	Income taxes receivable (payable), current and non-current	Deferred income tax liabilities
At December 31, 2017
Canadian dollar	$5	$10	$(231)	$24	$35	$(270)
Mexican peso	3	18	(112)	174	(203)	(2,273)
Argentine peso	14	—	(57)	80	1	(396)

	$22	$28	$(400)	$278	$(167)	$(2,939)

At December 31, 2016
Canadian dollar	$—	$9	$(217)	$17	$4	$(708)
Mexican peso	11	—	(88)	146	(127)	(2,354)
Argentine peso	1	—	(41)	200	(2)	(558)

	$12	$9	$(346)	$363	$(125)	$(3,620)

During the year ended December 31, 2017, the Company recognized a net foreign exchange loss of $23 million (year ended December 31, 2016 – $68 million), and a net foreign exchange gain of $9 million in income tax expense on income taxes receivable (payable) and deferred income taxes (year ended December 31, 2016 – loss of $162 million). Based on the Company’s net foreign currency exposures at December 31, 2017, depreciation or appreciation of applicable foreign currencies against the US dollar would have resulted in the following decrease or increase in the Company’s net earnings:

At December 31, 2017	Possible exposure (1)	Impact on earnings excluding currency exposure related to taxes	Impact on earnings from foreign exchange exposure related to taxes
Canadian dollar	10%	$14	$145
Mexican peso	20%	15	82
Argentine peso	15%	5	75

(1)	Calculated based on fluctuations of foreign exchange rates during the twelve months ended December 31, 2017.